Commitments and Contingencies (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Nov. 12, 2020	Dec. 31, 2021
Commitments and Contingencies.
Rental expenses under operating leases		$ 263	$ 87	$ 515	$ 236
Rental expenses under operating leases	$ 65					$ 247	$ 306